Expense Example - Prospera Income ETF - Prospera Income ETF Class	Sep. 18, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 183
Expense Example, with Redemption, 3 Years	$ 566